Fixed Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Less: accumulated depreciation and amortization	$ (2,645,271)	$ (1,885,781)
Total	2,348,203	1,422,816
Equipment [Member]
Fixed assets, gross	1,923,817	1,922,984
Software [Member]
Fixed assets, gross	2,634,466	993,534
Leasehold Improvement [Member]
Fixed assets, gross	$ 435,191	$ 392,079